Borrowings and financial liabilities	12 Months Ended
Dec. 31, 2022
Borrowings and financial liabilities
Borrowings and financial liabilities

Note 12: Borrowings and financial liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022
Conditional advances	906	664
Non-convertible bonds	2,740	1,721
Convertible bonds	1,647	1,792
Non-current lease obligations	225	190
Non-current financial liabilities	5,518	4,367
Non-current derivative financial instruments	536	—

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022
Conditional advances	377	418
Non-convertible bonds	1,524	1,017
Convertible notes	6,627	6,462
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1)	3,287	2,035
Current lease obligations	221	280
Current financial liabilities	12,036	10,213
Current derivative financial instruments	788	13
(1)	Financial liabilities related to the prefinancing of a portion of the research tax credit (CIR) receivables

A portion of the 2021 and 2022 CIR receivables was prefinanced by FONDS COMMUN DE TITRISATION PREDIREC INNOVATION 3 with NEFTYS CONSEIL SARL as arranger, or NEFTYS in 2021 and 2022, respectively. Consequently, the Company recorded:

●	a liability for the amount due to NEFTYS at the time of CIR collection;
●	a financial asset for the amounts deducted by NEFTYS on the receivables sold (considered as a guarantee deposit, see Note 6), and
●	a current asset for the CIR research tax credits payable by the French State.

In accordance with IFRS 9, the financial liability due to NEFTYS was determined using the amortized cost method:

●	CIR 2021: €3,287thousand as of December 31, 2021; and
●	CIR 2022: €2,035 thousand as of December 31, 2022.

Breakdown of financial liabilities by maturity, at value on redemption

The maturity of financial liabilities is broken down as follows:

	AS OF
	DECEMBER 31,	Current	Non-current
(amounts in thousands of euros)	2022	< 1 year	1 to 5 years	> 5 years
Conditional advances	1,083	418	664
Non-convertible bonds	2,685	981	1,704	—
Convertible notes	8,255	6,462	1,792
Lease liabilities	470	280	190	—
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables	2,035	2,035		—
Total financial liabilities	14,527	10,177	4,350	—
Derivative financial instruments	13	13	—	—

	AS OF
	DECEMBER 31,	Current	Non-current
(amounts in thousands of euros)	2021	< 1 year	1 to 5 years	> 5 years
Conditional advances	1,284	378	746	160
Non-convertible bonds	4,264	1,524	2,740	—
Convertible notes	8,274	6,627	1,647	—
Lease liabilities	446	221	225	—
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables	3,287	3,287	—	—
Total financial liabilities	17,555	12,037	5,358	160
Derivative financial instruments	1,324	788	536	—

12.1 Conditional advances

The table sets out the changes in conditional advances:

(amounts in thousands of euros)	BPI - Sarcob	BPI – BIO101	AFM – Téléthon	BPI – BIO201	Total
As of January 1, 2021	112	677	378	—	1,167
(+) Proceeds from conditional advances	-	—	—	400	400
(-) Repayment	(59)	(220)	—	—	(279)
Subsidies	—	—	—	(38)	(38)
Financial expenses	3	18	8	5	33
As of December 31, 2021	56	474	386	367	1,283
(+) Proceeds from conditional advances	—	—	—	—	—
(-) Repayment	(59)	(165)	—	—	(225)
Subsidies	—	—	—	—	—
Financial expenses	1	15	8	7	31
Others	2	—	(9)	—	(7)
As of December 31, 2022	—	324	385	373	1,083

Breakdown of conditional advances by maturity, at value on redemption

(amounts in thousands of euros)	BPI -Sarcob	BPI - BIO101	AFM – Téléthon	BPI - BIO201	Total
As of December 31, 2022	—	324	385	373	1,083
Less than one year	—	269	91	—	360
One to five years	—	55	294	373	722
More than five years	—	—	—	—	—

(amounts in thousands of euros)	BPI -Sarcob	BPI – BIO101	AFM – Téléthon	BPI – BIO201	Total
As of December 31, 2021	59	495	400	400	1,354
Less than one year	59	220	100	—	379
One to five years	—	275	300	240	815
More than five years	—	—	—	160	160

12.1.1 BPI France conditional advance - “Sarcob” project

On February 4, 2015, Biophytis entered into an agreement with BPI France for an interest-free conditional advance of €260 thousand payable in milestone installments for the “in vitro, in vivo and pharmacokinetic characterization of a candidate drug.”

The Company received €260 thousand in aggregate in connection with this agreement. The project has been successfully completed.

This initial repayment schedule pursuant to the successful completion of the project is:

●	€6.5 thousand per quarter from June 30, 2017 to March 31, 2018 (4 payments);
●	€13 thousand per quarter from June 30, 2018 to March 31, 2021 (12 payments); and
●	€19.5 thousand per quarter from June 30, 2021 to March 31, 2022 (4 payments).

Following the COVID-19 health crisis, the Company managed to postpone the repayments of the first and second quarters of 2020 which extended the initial repayment schedule by two more quarters. The repayment schedule after considering these changes is as follows:

●	€13 thousand per quarter from June 30, 2020 to March 31, 2021 (3 repayments);
●	€19.5 thousand per quarter from June 30, 2021 to March 31, 2022 (4 repayments); and
●	€32.5 thousand per quarter from June 30, 2022 to December 31, 2022 (2 repayments).

The commitments provided by the Company pursuant to this agreement can be found in Note 21.2.

Under IFRS, since the conditional advance does not bear annual interest, it is treated as an interest-free loan for the Company (i.e. under conditions more favorable than market rates). The difference between the amount of the advance at historical cost and the advance discounted at market rates is considered as a public grant.

12.1.2 BPI France conditional advance – “BIO101” project

On November 28, 2016, the Company entered into an agreement with BPI France for an interest-free conditional advance of €1,100 thousand payable in milestone installments for the “production of clinical batches, regulatory preclinical and clinical stages for Phase I of BIO101 for the sarcopenia obesity treatment.”

The Company received €1,100 thousand in aggregate in connection with this agreement. The project has been successfully completed.

The initial repayment schedule pursuant to the successful completion of the project is:

●	€55 thousand per quarter from December 31, 2018 to September 30, 2023 (20 payments). The first quarterly repayment was made by the Company in January 2019.

Following the COVID-19 health crisis, the Company managed to postpone the repayments of the first and second quarters of 2020 which extended the initial repayment schedule by two more quarters. The repayment schedule after considering these changes is as follows:

●	€55 thousand per quarter from June 30, 2020 to March 31, 2024 (11 repayments).

The commitments provided by the Company pursuant to this agreement can be found in Note 21.2.

Under IFRS, since the conditional advance does not bear annual interest, it is treated as an interest-free loan for the Company (i.e. under conditions more favorable than market rates). The difference between the amount of the advance at historical cost and the advance discounted at market rates is accounted for as a public grant.

12.1.3 Collaboration agreement with AFM-Telethon – « BIO 101 » project

Biophytis entered into a collaboration agreement effective as of June 3, 2019 with AFM-Telethon focusing on the development of its lead drug candidate, Sarconeos (BIO101) for the treatment of Duchenne Muscular Dystrophy (DMD) through its MYODA clinical program.

Under the terms of the collaboration, AFM-Telethon provided funding of €400,000 to Biophytis for certain additional preclinical studies and for the preparations for the MYODA clinical program, which may become repayable under certain circumstances.

The repayment is scheduled over a two-year period (constant semi-annual reimbursement) following the approval to launch Phase 3 of the MYODA clinical program.

12.1.4 BPI France conditional advance – “BIO 201” project

On August 23, 2019, the Company entered into an agreement with BPI France for an interest-free conditional advance of €600 thousand payable in milestone installments for its MACA program of Macuneos (BIO201) in dry Age-Related Macular Degeneration (AMD). The proceeds were subject to financial conditions that have been met in April 2021.

The Company received €400 thousand in April 2021 in connection with this agreement. The balance of €200 thousand will be received once the Company finalizes the program.

The repayment of this conditional advance is subject to the successful completion of the project:

●	In case of technical and economic failure, a minimum repayment of €240 thousand is due at the end of the project timeline (36 months after first conditional advance received); and
●	In case of successful completion, repayment over a 5-year period will commence in September 2024.

Under IFRS, since the conditional advance does not bear annual interest, it is treated as an interest-free loan for the Company (i.e., under conditions more favorable than market rates).

The difference between the amount of the advance at historical cost and the advance discounted at market rates is accounted for as a public grant.

As part of this agreement, the Company was entitled to receive a grant of €380 thousand, of which €260 thousand was received in April 2021. As of December 31, 2022, €178 thousand was recorded as deferred income since 53% of the budget of research and development expenses were incurred on that project at the closing date (see Note 15.3).

12.2 Convertible notes and non-convertible bonds

12.2.1 Issuance of convertible notes to NEGMA

(amounts in thousands of euros)	NEGMA ORNANE BSA
As of January 1, 2020	2,909
(+) Change in fair value	5,304
(-) Shares issued pursuant to May 7, 2020 court decision	(1,394)
(-) Conversion settled with cash payment pursuant to May 7, 2020 court decision	(378)
(+) Shares to be returned pursuant November 18, 2020 court decision	1,212
(+) Cash returned pursuant to November 18, 2020 court decision	378
(-) Conversion settled with issuance of shares	(674)
As of December 31, 2020	7,357
(+) Change in fair value	(1,307)
(-) 2,050,000 shares delivered on August 13, 2022 pursuant to July 16,2021 court decision	(1,521)
(-) 4,950,000 shares issued on July 30, 2022 pursuant to July 16, 2021 court decision	(3,619)
(-) Conversion with cash-settlement	(910)
As of December 31, 2021	—

On August 21, 2019, the Company signed an agreement with Negma Group Limited providing for up to €24 million in financing to the Company through the issuance of multiple tranches of convertible notes with attached warrants (ORNANEBSA), at the sole discretion of the Company.

Main characteristics of the ORNANE note warrants

The 2,400 4-year note warrants require their holder to exercise them, at the Company’s request, in tranches of 300 warrants each. Each note warrant grants its holder the right to one ORNANEBSA. Note warrants may not be transferred and will not be subject to a request for admission to trading on the Euronext Growth market. Note warrants will be detached immediately from ORNANE once ORNANEBSA are issued.

Main characteristics of the ORNANE

The ORNANE have a par value of 10,000 euros. They do not bear interest and have a 12-month maturity from issuance. Holders of ORNANE may request at any time to convert them during their term, and at that time, the Company has the option to redeem the ORNANE in cash. At the end of the maturity period, and if the ORNANE have not yet been converted, the ORNANE are automatically converted.

The holder may ask to convert the ORNANE at any time at the conversion parity determined by the following formula: N = CA /(CP), where

●	“N” is the number of shares yielded by the conversion,
●	“CA” is the par value of the ORNANEs, i.e., 10,000 euros,
●	“CP” is the conversion price, i.e., 92 % of the lowest volume weighted average price over the 15 trading days preceding the date on which conversion is requested.

On the day of the conversion request, the Company may redeem the ORNANE in cash using the following formula: V = CA/CP x closing VWAP on the conversion date.

Pursuant to this agreement, when the conversion price is less than the nominal value of the share, a conversion penalty applies.

ORNANE may be transferred by their holders only to Affiliates and will not be subject to a request for admission to trading on the Euronext Growth market.

Pursuant to this agreement, the Board of Directors decided the issuance of the following convertible notes and warrants during the year ended December 31, 2019:

●	A first tranche on August 21, 2019 of 300 ORNANE plus a commitment fee of 30 ORNANE, with attached warrants to purchase 585,936 shares (BSAT1), resulting in gross proceeds to the Company of €3 million; and
●	A second tranche on December 27, 2019 of 300 ORNANE, out of which 50% were paid by Negma Group as of December 31, 2019, resulting in gross proceeds to the Company of €1.5 million and with attached warrants to purchase 694,444 shares (BSAT2).

On April 6, 2020, as part of the implementation of the Atlas agreement described below, the Company terminated the contract with Negma.

Following this termination, Negma undertook legal action in order to claim damages of €911 thousand from Biophytis as well as the delivery of 7,000,000 Biophytis shares, that Negma considers it was entitled to pursuant to the only Biophytis ORNANES still held by Negma, issued in consideration for a loan of €1,400 thousand (140 bonds with par value of €10 thousand each).

The sum of €911 thousand claimed by Negma corresponds to the contractual penalties alleged by Negma under the terms of the Negma Contract 2019, which provided for the payment of such penalties in the event of conversion of notes into shares when the stock price is below the par value of the shares. Biophytis vigorously disputed this legal action and these requests for payment and delivery of shares.

Pursuant to a summary judgment dated May 7, 2020, Negma obtained a decision partially responding to its claims ordering, under penalty (which amounted to €7 thousand), Biophytis to pay €378 thousand as a settlement according to contractual terms of the Negma agreement on ORNANE for which Negma had sent a conversion notice before April 6, 2020 and deliver 2,050,000 Biophytis shares.

Biophytis and Negma appealed the decision of the Paris Commercial Court.

On November 18, 2020, Paris Court of Appeal cancelled the May decision and sentenced Negma to return to Biophytis the 2,050,000 shares previously delivered as well as the provision of €378 thousand. In addition, Negma was ordered to pay €41 thousand to Biophytis as additional compensation recorded in financial income during the year ended December 31, 2020.

As of December 31, 2020, the Company recognized the right to receive the 2,050,000 shares to be returned by Negma in equity for €1,210 thousand in counterparts of the recognition of a financial liability. As of December 31, 2020, the financial liability due to Negma amounted to €7,357 thousand which represent 7,000,000 shares at fair value (€6,447 thousand) and the contractual penalties alleged by NEGMA (€910 thousand).

During the year 2020, 68 bonds held by Negma were converted into new shares generating the issuance of 3,400,000 shares under the formula mentioned above for tranche 1 and tranche 2.

Negma Group also exercised all BSAT2 during the year ended December 31, 2020 generating the issuance of 694,444 shares at a share price of €0.27.

On March 16, 2021, the Paris Commercial Court rendered a judgement in Negma Group’s favor and ordered Biophytis to:

●	pay Negma Group a principal sum of €910 thousand in contractual penalties with late payment interest calculated at the LIBOR rate + 10%;
●	deliver to Negma Group 7,000,000 shares, subject to a penalty of €50 thousand per day of delay as from the tenth day after the notification of the judgment and for a period of 30 days; and
●	pay Negma Group €100 thousand under article 700 of the French Code of Civil Procedure as well as the expenses and legal costs.

Biophytis filed a petition with the Paris Commercial Court on the ground of failure of the Judgment to rule on certain claims made by the Company in the proceedings and appealed the Judgment to the Paris Court of Appeal.

In addition, as regards to the execution of this Judgement, Biophytis has served Negma Group with a petition filed with the Presiding Judge of the Paris Court of Appeal requesting that immediate enforcement of the Judgment be stayed or, alternatively, that it be modified. Oral argument on this matter occurred on September 6, 2021 and the court is still deliberating.

In the meantime, on June 24, 2021, Negma Group served Biophytis with a petition filed with the judge of the Paris Court of Justice charged with overseeing the execution of judgments requesting (i) the payment of the fine for non-performance imposed by the Judgment in connection with its order to Biophytis to deliver 7,000,000 shares and (ii) that a final fine for non-performance be set.

Pursuant to a judgment rendered on July 16, 2021, the judge of the Paris Court of Justice in charge of overseeing the execution of judgments partially granted Negma Group’s claims:

●	ordered Biophytis to pay the fine for non-performance imposed by the Judgment for €1,500 thousand;
●	imposed a new provisional fine for non-performance of €50 thousand per day of delay in complying with the Judgment’s order against Biophytis, as of the tenth day from service of this judgment, for a period of 30 days;
●	ordered Biophytis to pay Negma Group €8 thousand pursuant to Article 700 of the Code of Civil Procedure; and
●	ordered Biophytis to pay the costs of the proceedings.

Biophytis has fulfilled all of its obligations under the above two judgments.

During the period, the Company has paid the contractual penalties and the fine for non-performance imposed by the Judgment.

With regard in particular to the delivery of 7,000,000 shares to Negma Group, Biophytis has:

●	delivered in August 2021 to Negma Group the 2,050,000 shares created and delivered to Negma Group in June 2020 and returned by Negma Group to Biophytis under the judgment of the Paris Court of Appeal dated November 18, 2020, which Biophytis had kept in self-holding; and
●	issued 4,950,000 new shares to Negma Group in August 2021 as part of a capital increase reserved for it on the basis of the 13th delegation of the general meeting of May 10, 2021.

Biophytis has appealed against this judgment and, more generally, is taking all measures to safeguard its interests.

Negma Group also exercised all BSAT1 during the year ended December 31, 2021 generating the issuance of 585,936 shares at a share price of €0.64.

Accounting treatment

The Company determined that it could not reliably estimate separately the fair value of the conversion option embedded in the convertible bonds and therefore concluded that the entire hybrid contract should be measured at fair value through profit or loss until settlement.

Until December 31, 2019, the fair value was measured using a binomial valuation model. Given that the maturity of the bonds was expected to be short, the day one loss (including the redemption premium and/or issuance premium) was immediately recognized in profit or loss.

Following the unilateral decision by the Company to terminate the contract with Negma Group on April 6, 2020, given the uncertainties associated with the pending outcome of the ongoing litigation with Negma, the Company has since measured the liability to Negma based on the fair value of the shares to be issued as well as additional contractual cash payments resulting from Negma’s conversion requests.

In June 2020, the delivery of 2,050,000 shares resulting from the May 2020 summary judgement valued at €1,394 thousand was treated as a conversion under the terms of our agreement with Negma.

As of December 31, 2020, the financial liability due to Negma Group amounted to €7,357 thousand which represent 7,000,000 shares at fair value (€6,447 thousand) and the contractual penalties alleged by NEGMA (€910 thousand).

During the year ended December 31, 2021, Biophytis has:

●	paid the contractual penalties alleged by NEGMA (€910 thousand);
●	delivered the 2,050,000 shares already created (fair value of €1,521 thousand);
●	issued 4,950,000 new shares to Negma Group (fair value of €3,619 thousand).

As of December 31, 2021, the financial liability due to Negma Group is nil.

12.2.2 Issuance of convertible notes to ATLAS – 2020 Atlas Contract

ATLAS ORNANE - 2020 Atlas
(amounts in thousands of euros)	Contract
As of January 1, 2021 - Convertible notes - Current	—
(+) Net proceeds (1)	14,550
(+/-) Change in the fair value of financial liabilities	3,017
(-) Conversion	(10,940)
As of December 31, 2021 - Convertible notes - Current	6,627
(+/-) Change in the fair value of financial liabilities	(546)
(-) Conversion	(6,081)
As of December 31, 2022 - Convertible notes - Current	—
(1)	Net proceeds of € 14,550 thousand (subscription price of 97% of the nominal value of €15,000 thousand) in 2021.

In April 2020, the Company signed a new convertible bond financing of up to €24 million from ATLAS to continue the development of Sarconeos (BIO 101) through the issuance of multiple convertible notes. This contract replaces the Negma contract.

The Company issued a first tranche of €3 million on April 29, 2020, a second tranche of €3 million on June 19, 2020 and a third tranche of €3 million on August 28, 2020. On May 27, 2021, the Company issued a fourth and fifth tranche of €3 million each. On September 20, 2021, the Company issued a sixth and seventh tranche of €3 million each. On December 20, 2021, the Company issued the last tranche of €3 million.

Those bonds were issued with a discount of 3% of nominal value (i.e., €450 thousand for the fourth tranche, the fifth tranche, the sixth tranche, the seventh tranche and the eighth tranche).

A commitment fee of €375 thousand was withheld from the proceeds of the first tranche. Other issuance costs were incurred by the Company for approximately €66 thousand in 2020 (for the first tranche, the second tranche and the third tranche) and €125 thousand in 2021 (for the fourth tranche, the fifth tranche, the sixth tranche, the seventh tranche and the eighth tranche).

As of the 31 December 2022, all the convertible bonds related to this contract have been converted.

Main characteristics of the ORNANE note warrants

The 960 “note warrants” for a 3 years period require their holder to exercise them, at the Company’s request, in tranches of 120 warrants each. Each warrant grants its holder the right to one ORNANE. “Note warrants” may not be transferred and are not subject to a request for admission to trading on the Euronext Growth market.

Main characteristics of the ORNANE

The ORNANE (Bonds) have a par value of €25 thousand and are issued at a subscription price of 97% of the nominal value.

They do not bear interest and have a 24-month maturity from issuance. Holders of ORNANE may request at any time to convert them during their maturity period, and at that time, the Company will be able to redeem the ORNANE in cash. At the end of the term, and if the ORNANE have not yet been converted or redeemed, the holder will have to convert them.

The holder may ask to convert the ORNANE at any time at the conversion parity determined by the following formula: N = CA /CP, where

●	“N” is the number of shares yielded by the conversion,
●	“CA” is the par value of the ORNANEs (i.e., €25 thousand),
●	“CP” is the conversion price (i.e., 97% of the lowest volume weighted average price over the 10 trading days preceding the date on which conversion is requested).

On the day of the conversion request, the Company may redeem the ORNANE in cash using the following formula: V = CA/CP x CPr, where

●	“V” is the amount redeemed to the holder,
●	“CPr” is the lowest price between (i) the weighted average closing price prior to the conversion and (ii) the lowest weighted average prices of the previous 10 trading days x 1.15
●	ORNANE may be transferred by their holders only to Affiliates and will not be subject to a request for admission to trading on the Euronext Growth market.

Accounting treatment

The Company determined that it could not reliably estimate separately the fair value of the conversion option embedded in the convertible bonds and therefore concluded that the entire hybrid contract should be measured at fair value through profit or loss until settlement.

The fair value is measured using a binomial valuation model. Given that the maturity of the bonds is expected to be short, the day one loss (including the redemption premium and/or issuance premium) is immediately recognized in profit or loss.

The table below summarizes the key inputs to measure the fair value of the convertible notes:

Conversion option	Tranche 7		Tranche 8
	As of the issue	As of	As of the issue	As of
	date	December	date	December
ATLAS 2020	(09/20/2021)	31, 2022	(12/19/2021)	31, 2022
Number of outstanding convertible notes	120	—	120	—
Conversion price	€0.74	—	€0.44	—
Volatility	46%	—	59%	—
Risk-free rate	-0.68%	—	-0.78%	—
Fair value of the convertible notes (in thousands of €)	3,518	—	3,646	—

As of December 31, 2022, all of the convertible bonds issued to Atlas under this contract have been converted.

12.2.3 Issuance of convertible notes to ATLAS – 2021 Atlas Contract

ATLAS ORNANE - 2021 Atlas
(amounts in thousands of euros)	Contract
As of January 1, 2022 - Convertible notes - Current	—
(+) Net proceeds (1)	9,590
(+/-) Change in the fair value of financial liabilities	1,221
(-) Conversion	(4,349)
As of December 31, 2022 - Convertible notes - Current	6,462
(1)	Net proceeds of €9,590 thousand (subscription price of 96 % of the nominal value of €10,000 thousand) in 2022.

In June 2021, the Company signed a new convertible bond financing of up to €32 million (8 tranches with a nominal value of €4 million each) with Atlas (the “2021 Atlas Contract”) to continue the development of Sarconeos (BIO 101) through the issuance of multiple convertible notes.

The new financing instrument provides for the issuance of up to 1,280 bonds with an option for exchange in cash and/or conversion into new or existing shares (ORNANE). The €32 million total financing can be drawn by Biophytis over the next three years, without obligation, through eight successive tranches of €4 million each. This facility is intended to secure the Company cash position in order to continue the development of its clinical activities in particular further development of Sarconeos (BIO 101).

The bond tranches are issued with a discount of 4% of the nominal. A commitment commission of 500,000 euros will be paid over the various draws, at the rate of 12% per draw.

The convertible notes agreement with ATLAS imposes certain operating and financial restrictions. These covenants may limit the ability of the parent’s company and the ability of its subsidiaries, under certain circumstances, to, among other things:

●	incur additional indebtedness;
●	create or incur liens;
●	sell or transfer assets; and
●	pay dividends and distributions.

As of December 31, 2022, there is no breach to any of these covenants.

This agreement also contains certain customary affirmative covenants and events of default, including a change of control.

As of December 2022, the Company issued two tranches of 160 ORNANEs each and half of the third tranch for a total of €10 million and 400 ORNANEs as part of its 2021 bond financing agreement with Atlas.

Main characteristics of the ORNANE

The ORNANE will have a par value of €25 thousand and are issued at a subscription price of 0.96% of the nominal value. They will not bear interest and will have a 24-month maturity from issuance.

The holder of ORNANE may request at any time to convert them into shares during their maturity period, and the Company shall have the right to redeem the ORNANE in cash. In case of cash redemption, the amount reimbursed will be limited to 110% of the principal.

At the end of the maturity period, and in the case where the ORNANE would not have been redeemed either in cash or in new or existing shares, the holder will have the obligation to convert the ORNANE.

The holder can ask to convert the ORNANE at any time at the conversion parity determined by the following formula:

N = CA / CP, where

●	“N” is the number of shares yielded by the conversion,
●	“CA” is the par value of the ORNANEs (i.e., €25 thousand each),
●	“CP” is the conversion price (i.e., 100% of the Pricing Period VWAP during the Pricing Period of 10 trading days preceding the reception of the Conversion Notice).

On the day of the conversion request, the Company may redeem the ORNANE in cash using the following formula: V = (CA/CP) * CPr, where

●	“V” is the amount to be redeemed to the holder.
●	“CPr” is the revised price.

The revised price is the lowest price between (i) the volume weighted average price over the 10 trading days preceding the date on which conversion is requested and (ii) P*1.10.

The ORNANE may be transferred by their holders only to Affiliates and will not be subject to a request for trading admission on the Euronext Growth market.

Accounting treatment

The Company determined that it could not reliably estimate separately the fair value of the conversion option embedded in the convertible bonds and therefore concluded that the entire hybrid contract should be measured at fair value through profit or loss until settlement.

The fair value is measured using a Longstaff Schwartz valuation model. Given that the maturity of the bonds is expected to be short, the day one loss (including the redemption premium and/or issuance premium) is immediately recognized in profit or loss.

As of December 31, 2021, no tranche of convertible notes related to the 2021 Atlas Contract were issued.

As of December 31, 2022, The Company issued 400 ORNANE bonds (first and second tranches plus half of the third tranch) for a total amount of 10 million euros under the ATLAS 2021 Contract. Issue premiums were paid for 400 thousand euros transaction costs for 90 thousand euros, structuration fees for 45 thousand euros, commission fees for 240 thousand euros and adviser fee for 15 thousand euros.

Conversion option	Tranche 1		Tranche 2		Tranche 3
	As of the	As of	As of the	As of	As of the	As of
	issue date	December	issue date	December 31,	issue date	December 31,
ATLAS 2021	(04/11/2022)	31, 2022	(06/28/2022)	2022	(10/20/2022)	2022
Number of outstanding convertible notes	160	—	160	148	80	80
Conversion price	€0.23	—	€0.10	€0.05	€0.10	€0.05
Volatility	70%	—	70%	65%	70%	65%
Risk-free rate	0.54%	—	1.82%	3.58%	2.81%	3.39%
Fair value of the convertible notes (in thousands of €) (1)	3,840	—	3,840	4,066	1,920	2,396
(1)	The fair value of the Tranche 3 as of December 31, 2022 includes the surplus-value of the second half of the tranche (€148 thousand by sub-tranche amounting to €396 thousand for the whole tranche)

As of December 31, 2022, all of the Tranche 1 ORNANE bonds were converted and 12 ORNANE bonds of the Tranche 2.

The table below summarizes the sensitivity analysis on the valuation level of convertible bonds performed by the change in assumptions at the level of necessity:

	As of December 31, 2022
Sensitivity aanalysis	Tranche 2	Tranche 3
Fair value of the convertible notes (in thousands of €)	4,066	2,396
Increase in volatility by 5%	0	0
Decrease in volatility by 5%	0	0
Increase in credit spread by 5%	0	0
Decrease in credit spread by 5%	0	0
Increase in Risk-free rate by 1%	0	0
Decrease in Risk-free rate by 1%	(1)	(1)
Increase in conversion price by 5%	1	2
Decrease in conversion price by 5%	0	0

12.2.4 Issuance of non-convertible bonds and convertible notes to Kreos

	KREOS
	2018	KREOS	KREOS	KREOS	KREOS
	contract	2021 contract	2021	2021	2021
	Non-	Non-	contract	contract	2018	KREOS
	Convertible	Convertible	Convertible	Bifurcated	warrants	2021 day
(amounts in thousands of euros) (1)	bonds	bonds	notes	derivatives	buy-back	one gain	Total
As of January 1, 2021	4,392	—	—	—	—	—	4,392
(+) Gross proceed Tr A & B	—	3,250	2,250	—	—	—	5,500
(+)Gross proceed Tr C	—	579	—	—	—	98	677
(+/-) Fair value Adjustments	—	(536)	(590)	1,174	(48)	—	—
(-) Fees charged on the bond loan	—	(97)	(28)	—	—	—	(125)
(+/-) Fair value of derivative instruments	—	—	—	150	—	—	150
(+/-) Amortized cost	96	33	15	—	—	—	144
(-) Repayment	(3,550)	—	—	—	—	—	(3,550)
As of December 31, 2021	938	3,229	1,647	1,324	(48)	98	7,188
(+) Gross proceed Tr A & B	—	—	—	—	—	—	—
(+)Gross proceed Tr C	—	—	—	—	—	—	—
(+/-) Fair value Adjustments (2)	—	—	—	(1,311)	—	—	(1,311)
(-) Fees charged on the bond loan	—	—	—	—	—	—	—
(+/-) Fair value of derivative instruments	—	—	—	—	—	—	—
(+/-) Amortized cost	6	358	145	—	—	(45)	464
(-) Repayment	(944)	(900)	—	—	—	—	(1,844)
As of December 31, 2022	—	2,687	1,792	13	(48)	53	4,497
(1)	Financial liabilities for all columns, except for the impact of the buyback of the 2018 BSA for 48 thousand which impacts equity under IAS 32.22
(2)	Decrease in value per option: €0.35559 as of December 31, 2021 compared to €0.00584 as of December 31, 2022

Issuance of non-convertible bonds to Kreos – 2018 contract

On September 10, 2018, the Company signed a venture loan agreement and bonds issue agreement with Kreos, which provide for up to €10 million in financing to the Company through the issuance by the Company to Kreos of non-convertible bonds in four separate tranches of €2.5 million each, plus the issuance of attached warrants in connection with the first tranche. As required under the terms of the venture loan agreement, the Company pledged a security interest in the Company’s assets for the benefit of Kreos. The Company also granted a security interest in the business as a going concern, including a portion of the Company’s patents, to Kreos. Each tranche of non-convertible bonds bore a 10% annual interest rate and had to be repaid in cash in 36 monthly installments commencing in April 2019.

Pursuant to the terms of the agreements, the Company has the right, at any time but with no less than 30 days prior notice to Kreos, to prepay or purchase the non-convertible bonds, exclusively in full. The prepayment will be equal to (i) the principal amount outstanding, plus (ii) the sum of all interest repayments which would have been paid throughout the remainder of the term of the relevant tranche discounted by 10% per annum.

The first and second tranches of non-convertible bonds were issued on September 10, 2018, the third tranche was issued on December 17, 2018, and the last one was issued on March 1, 2019, for total gross proceeds to the Company of €10 million.

Guarantee deposits totaling €320 thousand (€80 thousand per tranche) were withheld by Kreos from the proceeds received by the Company. The amount withheld will be deducted from the last installment to be repaid by the Company. It is presented under “Non-current financial assets” in 2020 and in “Current financial assets” in 2021. It is nil as of 31 december 2022.

The BSA warrants issued to Kreos as part of the first tranche give the holder the right to subscribe for up to 442,477 ordinary shares at an exercise price of €2.67 per share for a term of 7 years. These warrants were valued at €319 thousand and were recorded in equity and as a reduction of the debt value.

Accounting treatment

In accordance with IFRS 9, the non-convertible debt component was initially recognized at fair value and subsequently measured at amortized cost. The effective interest rate post recognition of warrants as a reduction of the debt was 13.59%.

The non-convertible debt component amounted to €0.9 million as of December 31, 2021. As of December 31, 2022, the financing is fully repaid.

Issuance of non-convertible bonds and convertible notes to Kreos – 2021 contract

On November 19, 2021, the Company signed a new venture loan agreement and bonds issue agreement which could provide for up to €10 million in financing to the Company through the issuance by the Company to Kreos of non-convertible bonds for €7.75 million (straight bonds) and convertible notes of €2.25 million, plus the issuance of attached warrants to the first tranche.

The loan agreement includes four tranches of respectively €2.5 million, €3.0 million, €2.5 million and €2.0 million. The two first tranches were drawn upon signing of the contract on November 19, 2021, the third tranche limited to €677 thousand was drawn up in December 31, 2021 and the last tranche was not drawn by the Company.

Non-convertible bonds bear a 10% annual interest rate and must be repaid in cash in 36 monthly installments commencing on April 1, 2022. Convertible notes bear a 9.5% annual interest rate.

The Company shall repay the convertible bonds at their principal amount at the latest March 31, 2025, unless they are converted before into shares, at the option of Kreos Capital, at a fixed conversion price of €0,648 for one share (unless dividends are paid by the Company).

Pursuant to the terms of the agreements, the Company has the right, at any time but with no less than 30 days prior notice to Kreos, to prepay or purchase the non-convertible bonds and convertible notes, exclusively in full. The prepayment will be equal to (i) the principal amount outstanding, plus (ii) the sum of all interest repayments which would have been paid throughout the remainder of the term of the relevant tranche discounted by 10% per annum.

Pursuant to the terms of the agreements, in the event conversion occurs on the repayment date, Kreos shall repay to the Company, upon issuance of the conversion shares, an amount equal to 10% of the total interest paid by the Company. In case of a partial conversion upon that date, the amount shall be reduced accordingly.

Biophytis issued for the benefit of Kreos Capital 2,218,293 warrants giving the right to subscribe to new Biophytis ordinary shares, on the basis of one share for one BSA. The warrants can be exercised over a 7-year period after being issued. The exercise price of the share warrants has been set at €0.56.

Kreos can decide to exercise only part of the warrants, in which case it will receive from the Company a cash payment determined based on a formula that takes into account the difference between the strike price of the warrants and the market price (VWAP) of Biophytis shares at the exercise date.

By subscribing to the BSAs, Kreos Capital has expressly waived the right to exercise the 2018 BSAs as held following their detachment from the non-convertible bonds subscribed on September 10, 2018 within the framework of the 2018 loan structure.

As required under the terms of the venture loan agreement, the Company pledged a security interest in the Company’s assets for the benefit of Kreos. The Company also granted a security interest in the business as a going concern, including a portion of the Company’s patents, to Kreos.

The venture loan agreement and bonds issue agreement with Kreos imposes certain operating and financial restrictions. These covenants may limit our ability and the ability of our subsidiaries, under certain circumstances, to, among other things:

●	incur additional indebtedness;
●	sell or transfer assets; and
●	pay dividends and distributions.

This agreement also contains certain customary affirmative covenants and events of default, including a change of control.

Accounting treatment of KREOS 2021 hybrid financing

The analysis of the characteristics of the hybrid contract according to the IFRS9 and IAS32 criteria led to the need to recognize the conversion options, as well as the BSAs, as derivative instruments separate from the host contract (no equity component insofar as these options do not in all circumstances lead to the delivery of a fixed number of shares, for a fixed price).

The amount of cash of €5.5 million, received on November 19, 2021 (excluding transaction costs) corresponds to the estimated fair value of the instruments put in place on the date the funds were drawn: financial debt for tranches A and B for €(4.3) million (convertible and non-convertible), liability derivatives for premiums received on options sold for €(1.2) million (€464 thousand for conversion options and €710 thousand for BSAs issued), and financial compensation of €48 thousand for the 2018 BSAs bought back by Biophytis from KREOS.

On the date of implementation of the contract (November 19, 2021), on the basis of the contractual conditions to be respected to release the drawings, a nil fair value was retained for the drawing rights on tranches C and D.

Regarding the third tranche (C) of the straight bond issued in December 2021 for €677 thousand (excluding transaction costs), as the drawdown conditions were fulfilled outside the framework of the contract, the company analyzed the drawdown of the third tranche (C) as a new loan contract, with Kreos Capital VI UK. As such, the third tranche (C) is recognized for its fair value on the balance sheet, estimated on the basis of the financing rate deducted from the Kreos VI financing. The entry value of the liabilities of the Tranche C leads to the recognition of a day one Gain of €98 thousand. Given the unobservable nature of the market rate, the day one gain is deferred on the Company’s balance sheet and recorded as financial liabilities.

In accordance with IAS 32, the redemption value of the 2018 BSAs was recognized for €48 thousand as a reduction in equity, consistent with the treatment applied to the BSAs issued in 2018.

The financial debt components are accounted for according to the principles of amortized cost, based on an average effective interest rate of 26.37% for the non-convertible tranches, and 22.85% for the convertible tranches.

Derivative instruments are valued at their Fair Value on the balance sheet, with changes in fair value recorded in the income statement. Fair value is estimated using a binomial or PDE implemented valuation model for the conversion options, and a Black & Scholes valuation model for BSAs.

The table below presents the valuations of the conversion options:

	At issuance date	As of December	As of December
Fair value of bifurcated conversion options of tranches A and B (maturing March 2025)	(November 19, 2021)	31, 2021	31, 2022
Number of obligations in circulation	2,250,000	2,250,000	2,250,000
Number of shares that can be subscribed	2,250,000	2,250,000	2,250,000
Share price	€0.451	€0.494	€0.046
Conversion ratio	€0.648	€0.648	€0.648
Volatility over a 12 months period	85%	85%	65%
Risk-free rate	—%	—%	3.39%
Credit spread	23.14%	23.14%	23.14%
Fair value of the derivative instrument (in thousands of euros)	(464)	(536)	—
Change in the fair value of the derivative instrument (in thousands of euros)		(72)	536

The table below shows the valuations of the BSA 2021 attached to the KREOS contract:

	At issuance date	As of December 31,	As of December 31,
BSA – KREOS 2021 Derivative instruments	(December 19, 2021)	2021	2022
Number of BSAs in circulation	2,218,293	2,218,293	2,218,293
Exercise price per share	€0.56	€0.56	€0.56
Maturity	7 years	6.88 years	5.88 years
Volatility over a 12 months period	85%	85%	65%
Risk-free rate	—%	—%	3.24%
Fair value of BSA 2021 issued in favor of KREOS (in thousands of euros)	(710)	(788)	(13)
Change in the fair value of the derivative instrument (in thousands of euros)		(78)	775

The table below summarizes the sensitivity analysis on the valuation level of financial instruments performed by the change in assumptions at the level of necessity:

	As of December 31, 2022
	Non convertible	Convertible	Derivative
Sensitivity aanalysis	bonds	Bonds	instruments
Fair value of the convertible notes (in thousands of €)	(2,667)	(1,709)	13
Increase in volatility by 5%	0	0	4
Decrease in volatility by 5%	0	0	(4)
Increase in credit spread by 5%	108	130	0
Decrease in credit spread by 5%	(120)	(148)	0
Increase in Risk-free rate by 1%	27	33	1
Decrease in Risk-free rate by 1%	(28)	(34)	(1)
Increase in conversion price by 5%	0	0	1
Decrease in conversion price by 5%	0	0	0

Change in financial liabilities

								Change
								in fair					Transfer
								Value					non
				Effect of		Fair-value at		through		Transaction			current
				amortized		initial		profit or		costs	Conver—		to
		Proceeds		costs	New lease	recognition	Fair value	loss	IAS 20	Interest	sion in	Guarantee	current	12/31/2021
(amounts in thousands of euros)	12/31/2020	(As restated)	Repayment	(As restated)	obligations	As restated)	Adjustments	As restated)	Grant	As restated)	equity	deposit	As restated)	As restated)
Conditional advances	893	400	(279)	33					(38)	—			(103)	906
Non-convertible bonds	940	3,927		33			(537)			(97)			(1,524)	2,740
Convertible bonds	—	2,250		15			(590)			(28)				1,647
Non-current financial lease obligations	—		(54)		500					—			(221)	225
Non-current financial liabilities	1,833	6,577	(333)	75	500		(1,127)	—	(38)	125	—		(1,848)	5,518
Non-current financial derivative instrument	—					464		72					—	536
Conditional advances	274	—											103	377
Non-convertible bonds	3,454	—	(3,550)	96									1,524	1,524
Convertible bonds	7,357	14,550	(910)	—				1,707			(16,082)		—	6,627
CIR prefinancing debt	2,134	3,011	(2,252)	43						79		272		3,287
Current financial lease obligations	—												221	221
Current financial liabilities	13,219	17,561	(6,712)	139	—			1,707		79	(16,082)	272	1,848	12,036
Current financial derivative instrument	—					710		78					—	788

						Change in
				Effect of		fair Value	Transaction			Transfer non
				amortized	New lease	through	costs	Conversion	Guarantee	current to
(amounts in thousands of euros)	12/31/2021	Proceeds	Repayment	costs	obligations	profit or loss	Interest	in equity	deposit	current	12/31/2022
Conditional advances	906	—	(230)	14	—	—	—	—	—	(26)	664
Non-convertible bonds	2,740	—	—	282	—	—	—	—	—	(1,300)	1,722
Convertible bonds	1,647	—	—	145	—	—	—	—	—	—	1,792
Non-current financial lease obligations	225	—	—	—	216	—	—	—	—	(251)	190
Non-current financial liabilities	5,518	—	(230)	441	216	—	—	—	—	(1,577)	4,368
Non-current financial derivative instrument	536	—	—	—	—	(536)	—	—	—	—	-
Conditional advances	377	—	—	15	—	—	—	—	—	26	418
Non-convertible bonds	1,524	—	(1,844)	37	—	—	—	—	—	1,300	1,016
Convertible bonds	6,627	10,000	—	—	—	675	—	(10,840)	—	—	6,462
CIR prefinancing debt	3,287	1,834	(3,458)	39	—	—	150	—	183	—	2,035
Current financial lease obligations	221	—	(244)	—	52	—	—	—	—	251	280
Current financial liabilities	12,036	11,834	(5,546)	91	52	675	150	(10,840)	183	1,576	10,212
Current financial derivative instrument	788	—	—	—	—	(775)	—	—	—	—	13